Shareholder Report, Line Graph (Details) 190770_Alexis Practical Tactical ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	Jun. 30, 2021	May 31, 2026
Alexis Practical Tactical ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Alexis Practical Tactical ETF NAV
Accumulated Value	$ 13,047	$ 11,784	$ 9,532	$ 9,756	$ 10,000	$ 16,934
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	14,592	12,854	10,027	9,743	10,000	$ 18,937
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond
Accumulated Value	12,468	11,204	9,476	9,381	10,000	$ 15,270
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Accumulated Value	9,528	9,035	8,918	9,114	10,000	$ 10,017
Morningstar Global Market Large Mid GR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Market Large Mid GR
Accumulated Value	$ 13,157	$ 11,558	$ 9,323	$ 9,216	$ 10,000	$ 17,236